Shareholder Report, Line Graph (Details) B009846_Direxion Daily BRKB Bull 2X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 11, 2024	Oct. 31, 2025
Direxion Daily BRKB Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily BRKB Bull 2X Shares NAV
Accumulated Value	$ 10,000	$ 9,374
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,461
Berkshire Hathaway, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Berkshire Hathaway, Inc.
Accumulated Value	$ 10,000	$ 10,325